Schedule of Components of Lease Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease cost:
Amortization of right-of-use assets	¥ 6,164	¥ 12,996
Interest of lease liabilities	532	1,232
Total lease cost	¥ 6,696	¥ 14,228